Inventories, Net (Details) - Schedule of Movements of Reserve for Inventory Shrinkage - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023	Apr. 30, 2022
Schedule of Movements of Reserve for Inventory Shrinkage [Abstract]
Beginning balance	$ 42,750	$ 135,122	$ 135,122	$ 119,859
GF Supermarket of MP, Inc. Inventory shrinkage reserve at July 1, 2022		37,684	37,684
Provision for (Reverse of) inventory shrinkage reserve	(3,237)	8,306	(130,056)	15,263
Ending Balance	$ 39,513	$ 181,112	$ 42,750	$ 135,122